UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
"Washington, D.C. 20549"

FORM 13F

FORM 13F COVER PAGE

"Report for the Calendar Year or Quarter ended:  June 30, 1999"

Check here if Amendment  [X  ];	Amendment Number: 1
This Amendment (Check only one.):	[X  ] is a restatement.
	[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	"Advanced Investment Partners, LLC"
Address: 311 Park Place Blvd.
	 Suite 250
	"Clearwater, FL  33759"

13F File Number:	28-03621

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit it, that all" "information contained herein is true, correct and complete, and" "that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of" this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Douglas W. Case
Title:	President
Phone:	727-799-3671
"Signature, Place, and Date of Signing:"
"Douglas W. Case, Clearwater, Florida, February 16, 2005"

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		65

Form 13F Information Table Value total:		$262,737 (x1000)

List of Other Included Managers:	None

                                TITLE
                                OF             VAL     SH/PRN  SH/ PT/ INV   OTHR
NAME OF ISSUER                  CLASS CUSIP    x$1000  AMT     PRN CL  DISCR MGRS  SOLE  SHRD  NONE

ALLIED SIGNAL INC               COM   019512102 1447110   22970x                    22970	SOLE
ALUMINUM CO AMER                COM   013817101 1555538   25140x                    25140	SOLE
AMERICA ONLINE INC DEL COM      COM   02364J104 3421000   31100x                    31100	SOLE
AMERICAN ELEC PWR INC           COM   025537101 1468694   39100x                    39100	SOLE
AMERICAN EXPRESS CO             COM   025816109 2147063   16500x                    16500	SOLE
AMERICAN INTL GROUP             COM   026874107 1852081   15796x                    15796	SOLE
AMERICAN TEL&TELEG CO           COM   001957109 6353360  113834x                   113834	SOLE
AMGEN INC COM                   COM   031162100 2934297   48202x                    48202	SOLE
ANHEUSER BUSCH COS INC          COM   035229103 3121250   44000x                    44000	SOLE
APPLIED MATLS INC               COM   038222105 1861650   25200x                    25200	SOLE
BANKAMERICA CORP                COM   06605F102 3009258   41047x                    41047	SOLE
BELL ATLANTIC CORP              COM   077853109 4582788   70100x                    70100	SOLE
BLACK & DECKER CORP             COM   091797100 1710688   27100x                    27100	SOLE
BOEING CO                       COM   097023105 4576000  104000x                   104000		SOLE
BOSTON SCIENTIFIC               COM   101137107 2552769   58100x                    58100	SOLE
BRISTOL MYERS SQUIBB            COM   110122108 9113486  129384x                   129384	SOLE
CBS CORP                        COM   12490K107 4187837   96134x                    96134		SOLE
CIGNA CORP                      COM   125509109 3435311   38599x                    38599		SOLE
CISCO SYS INC                   COM   17275R10213201568  204874x                   204874	SOLE
CITIGROUP INC COM               COM   172967101 5108625  107550x                   107550	SOLE
COASTAL CORP COM                COM   190441105 1054550   26200x                    26200	SOLE
COCA COLA CO                    COM   191216100 5036570   81235x                    81235	SOLE
COLGATE PALMOLIVE CO            COM   194162103 1250950   12700x                    12700	SOLE
COMPUTER ASSOC INTL             COM   204912109 2775825   50700x                    50700	SOLE
CONAGRA INC                     COM   205887102 1821150   68400x                    68400		SOLE
DAYTON HUDSON CORP COM          COM   239753106 1469000   22600x                    22600	SOLE
DOW CHEM CO                     COM   260543103 1649375   13000x                    13000	SOLE
E M C CORP MASS COM             COM   268648102 1391500   25300x                    25300	SOLE
EQUITABLE COS INC COM           COM   29444G107 1092100   16300x                    16300	SOLE
EXXON CORP                      COM   302290101 2977025   38600x                    38600		SOLE
FEDERAL HOME LN MTG CP COM      COM   313400301 2082200   35900x                  35900	SOLE
FIRST DATA CORP COM             COM   319963104 2082780   42560x                    42560	SOLE
FORD MTR CO DEL                 COM   345370100 1567269   27770x                    27770	SOLE
GAP INC DEL COM                 COM   364760108 2513259   49891x                    49891	SOLE
GENERAL ELEC CO                 COM   36960410321256882  188114x                   188114	SOLE
GENERAL MTRS CORP               COM   370442105 1273800   19300x                    19300	SOLE
GTE CORP COM                    COM   362320103 2483950   32900x                    32900	SOLE
HARTFORD FINANCIAL SERVICES GROUCOM   416515104  966238   16570x             16570	SOLE
HEINZ H J CO                    COM   423074103 1388463   27700x                    27700		SOLE
HEWLETT PACKARD CO              COM   428236103 3798900   37800x                    37800	SOLE
HOME DEPOT INC                  COM   437076102 4529247   70289x                    70289	SOLE
INTEL CORP                      COM   458140100 8996400  151200x                   151200		SOLE
INTERNATIONAL BUS MACH          COM   459200101 8463290   65480x                    65480	SOLE
INTERNATIONAL PAPER CO          COM   460146103 1025100   20400x                    20400	SOLE
JOHNSON & JOHNSON               COM   478160104 7271600   74200x                    74200	SOLE
KIMBERLY CLARK CORP             COM   494368103 2211600   38800x                    38800	SOLE
LUCENT TECHNOLOGY               COM   54946310711289712  167410x                   167410	SOLE
MCDONALDS CORP                  COM   580135101 4022025   97800x                    97800	SOLE
MELLON BK CORP                  COM   585509102 1207650   33200x                    33200	SOLE
MERCK & CO INC                  COM   589331107 7693813  104500x                   104500	SOLE
MICROSOFT CORP COM              COM   59491810418964267  210276x                   210276	SOLE
MOBIL CORP                      COM   607059102 1757750   17800x                    17800		SOLE
MONSANTO CO                     COM   611662107 1341169   33900x                    33900	SOLE
MOTOROLA INC COM                COM   620076109 2315785   24441x                    24441	SOLE
PFIZER INC COM                  COM   717081103 4436300   40700x                    40700		SOLE
PHILIP MORRIS COS INC           COM   718154107 1832550   45600x                    45600	SOLE
SARA LEE CORP                   COM   803111103 1978350   87200x                    87200	SOLE
SCHERING PLOUGH CORP COM        COM   806605101 5898375  112350x                112350	SOLE
SOUTHWESTERN BELL CORP COM      COM   78387G103 2389600   41200x              41200	SOLE
SUN MICROSYSTEMS INC            COM   866810104 1666775   24200x                    24200	SOLE
TANDY CORP                      COM   875382103 3020475   61800x                    61800		SOLE
TELLABS INC COM                 COM   879664100 1782974   26390x                    26390	SOLE
UNISYS CORP                     COM   909214108 1693781   43500x                    43500		SOLE
UNITED TECHNOLOGIES CP          COM   913017109 2973600   41300x                    41300	SOLE
WAL MART STORES INC             COM   93114210312223655  253340x                   253340	SOLE